Credit Risk - Summary of ECL Reconciliation (Residential Mortgages) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	£ 807
Ending balance	863	£ 807
Recoveries net of collection costs	(40)	(42)		£ (54)
Income statement charge/(release) for the year	221	153	[1]	203	[1]
Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	143
Ending balance	147	143
Stage 1 [member] | Subject to 12-month ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	290,882	285,133
Transfers from Stage 1 to Stage 2	(4,101)	(4,190)
Transfers from Stage 2 to Stage 1	3,458	3,325
Transfers to Stage 3	(361)	(445)
Transfers from Stage 3	10	17
Transfers of financial instruments	(994)	(1,293)
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	42,415	57,280
Other	3,514	5,540
Assets derecognised - Redemptions and repayments	(40,380)	(55,778)
Assets derecognised - written off	(1)
Ending balance	295,436	290,882		285,133
Net movement in the year	4,554	5,749
Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	307
Ending balance	348	307
Stage 2 [member] | Subject to Lifetime ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,011	12,110
Transfers from Stage 1 to Stage 2	4,101	4,190
Transfers from Stage 2 to Stage 1	(3,458)	(3,325)
Transfers to Stage 3	(595)	(603)
Transfers from Stage 3	516	443
Transfers of financial instruments	564	705
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	827	1,085
Other	294	(175)
Assets derecognised - Redemptions and repayments	(1,344)	(1,714)
Assets derecognised - written off	(1)
Ending balance	12,351	12,011		12,110
Net movement in the year	340	(99)
Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	357
Ending balance	368	357
Stage 3 [member] | Subject to Lifetime ECL [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,571	3,043
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	956	1,048
Transfers from Stage 3	(526)	(460)
Transfers of financial instruments	430	588
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	15	17
Other	172	266
Assets derecognised - Redemptions and repayments	(459)	(687)
Assets derecognised - written off	(361)	(656)
Ending balance	2,368	2,571		3,043
Net movement in the year	(203)	(472)
Stage 1 ECL [member] | Subject to 12-month ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	143	176
Transfers from Stage 1 to Stage 2	(11)	(11)
Transfers from Stage 2 to Stage 1	74	68
Transfers to Stage 3	(2)	(8)
Transfers from Stage 3	1	6
Transfers of financial instruments	62	55
Net remeasurement of ECL on stage transfer	(66)	(63)
Change in economic scenarios	5	4
Changes to model	0	(1)
New lending and assets purchased	29	43
Other	6	(27)
Assets derecognised - Redemptions and repayments	(32)	(44)
Assets derecognised - written off	0
Ending balance	147	143		176
Net movement in the year	4	(33)
Charge/(release) to the Income Statement	4	(33)
Recoveries net of collection costs	(10)
Income statement charge/(release) for the year	(6)	(33)
Stage 2 ECL [member] | Subject to Lifetime ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	307	284
Transfers from Stage 1 to Stage 2	11	11
Transfers from Stage 2 to Stage 1	(74)	(68)
Transfers to Stage 3	(24)	(23)
Transfers from Stage 3	23	27
Transfers of financial instruments	(64)	(53)
Net remeasurement of ECL on stage transfer	130	83
Change in economic scenarios	(15)	(12)
Changes to model	0	2
New lending and assets purchased	32	33
Other	(14)	(15)
Assets derecognised - Redemptions and repayments	(28)	(15)
Assets derecognised - written off	0
Ending balance	348	307		284
Net movement in the year	41	23
Charge/(release) to the Income Statement	41	23
Recoveries net of collection costs	(15)
Income statement charge/(release) for the year	26	23
Stage 3 ECL [member] | Subject to Lifetime ECL [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	357	691
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	26	31
Transfers from Stage 3	(24)	(33)
Transfers of financial instruments	2	(2)
Net remeasurement of ECL on stage transfer	96	79
Change in economic scenarios	(9)	(8)
Changes to model	13	(8)
New lending and assets purchased	9	13
Other	191	207
Assets derecognised - Redemptions and repayments	(42)	(81)
Assets derecognised - written off	(249)	(534)
Ending balance	368	357		691
Net movement in the year	11	(334)
Charge/(release) to the Income Statement	260	200
Recoveries net of collection costs	(46)	(36)
Income statement charge/(release) for the year	201	164
Total exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	305,464	300,286
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	43,257	58,382
Other	3,980	5,631
Assets derecognised - Redemptions and repayments	(42,183)	(58,179)
Assets derecognised - written off	(363)	(656)
Ending balance	310,155	305,464		300,286
Net movement in the year	4,691	5,178
Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	807	1,151
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	8
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	160	99
Change in economic scenarios	(19)	(16)
Changes to model	13	(7)
New lending and assets purchased	70	89
Other	183	165
Assets derecognised - Redemptions and repayments	(102)	(140)
Assets derecognised - written off	(249)	(534)
Ending balance		807		1,151
Net movement in the year	56	(344)
Charge/(release) to the Income Statement	305	190
Recoveries net of collection costs	(71)	(36)
Income statement charge/(release) for the year	221	154
Residential mortgages [member] | Stage 1 [member] | Subject to 12-month ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	157,739	155,155
Transfers from Stage 1 to Stage 2	(2,345)	(2,941)
Transfers from Stage 2 to Stage 1	2,921	(329)
Transfers to Stage 3	(231)	2,628
Transfers from Stage 3	5	4
Transfers of financial instruments	350	(638)
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	31,090	28,330
Other	2,090	(249)
Assets derecognised - Redemptions and repayments	(22,439)	(24,859)
Assets derecognised - written off	0
Ending balance	168,830	157,739		155,155
Net movement in the year	11,091	2,584
Residential mortgages [member] | Stage 2 [member] | Subject to Lifetime ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	9,432	9,884
Transfers from Stage 1 to Stage 2	2,345	2,941
Transfers from Stage 2 to Stage 1	(2,921)	(512)
Transfers to Stage 3	(429)	(2,628)
Transfers from Stage 3	485	405
Transfers of financial instruments	(520)	206
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	198	446
Other	153	(81)
Assets derecognised - Redemptions and repayments	(1,039)	(1,023)
Assets derecognised - written off	0
Ending balance	8,224	9,432		9,884
Net movement in the year	(1,208)	(452)
Residential mortgages [member] | Stage 3 [member] | Subject to Lifetime ECL [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,999	2,004
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0	841
Transfers to Stage 3	660	0
Transfers from Stage 3	(490)	(409)
Transfers of financial instruments	170	432
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	2	3
Other	31	(5)
Assets derecognised - Redemptions and repayments	(396)	(358)
Assets derecognised - written off	(72)	(77)
Ending balance	1,734	1,999		2,004
Net movement in the year	(265)	(5)
Residential mortgages [member] | Stage 1 ECL [member] | Stage 1 [member] | Subject to 12-month ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12	20
Transfers from Stage 1 to Stage 2	(1)	(1)
Transfers from Stage 2 to Stage 1	24	(6)
Transfers to Stage 3	0	21
Transfers from Stage 3	(1)
Transfers of financial instruments	22	14
Net remeasurement of ECL on stage transfer	(23)	(20)
Change in economic scenarios	(5)	(6)
Changes to model	0
New lending and assets purchased	5	2
Other	4	6
Assets derecognised - Redemptions and repayments	(1)	(4)
Assets derecognised - written off	0
Ending balance	14	12		20
Net movement in the year	2	(8)
Charge/(release) to the Income Statement	2	(8)
Less: ECL relating to derecognised income	0
Recoveries net of collection costs	0
Income statement charge/(release) for the year	2	(8)
Residential mortgages [member] | Stage 2 ECL [member] | Stage 2 [member] | Subject to Lifetime ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	119	131
Transfers from Stage 1 to Stage 2	1	1
Transfers from Stage 2 to Stage 1	(24)	(12)
Transfers to Stage 3	(8)	(21)
Transfers from Stage 3	16	14
Transfers of financial instruments	(15)	(18)
Net remeasurement of ECL on stage transfer	16	20
Change in economic scenarios	(22)	(7)
Changes to model	0	2
New lending and assets purchased	3	5
Other	6	(5)
Assets derecognised - Redemptions and repayments	(6)	(9)
Assets derecognised - written off	0
Ending balance	101	119		131
Net movement in the year	(18)	(12)
Charge/(release) to the Income Statement	(17)	(12)
Less: ECL relating to derecognised income	0
Recoveries net of collection costs	0
Income statement charge/(release) for the year	(17)	(12)
Residential mortgages [member] | Stage 3 ECL [member] | Stage 3 [member] | Subject to Lifetime ECL [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	106	121
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0	18
Transfers to Stage 3	8
Transfers from Stage 3	(15)	(14)
Transfers of financial instruments	(7)	4
Net remeasurement of ECL on stage transfer	12	14
Change in economic scenarios	(9)	(8)
Changes to model	13	2
New lending and assets purchased	0	1
Other	14	1
Assets derecognised - Redemptions and repayments	(12)	(11)
Assets derecognised - written off	(14)	(18)
Ending balance	103	106		121
Net movement in the year	(3)	(15)
Charge/(release) to the Income Statement	11	3
Less: ECL relating to derecognised income	(2)
Recoveries net of collection costs	(2)	(4)
Income statement charge/(release) for the year	7	(1)
Residential mortgages [member] | Total exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	169,170	167,043
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	31,290	28,779
Other	2,274	(335)
Assets derecognised - Redemptions and repayments	(23,874)	(26,240)
Assets derecognised - written off	(72)	(77)
Ending balance	178,788	169,170		167,043
Net movement in the year	9,618	2,127
Residential mortgages [member] | Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	237	272
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	5	14
Change in economic scenarios	(36)	(21)
Changes to model	13	4
New lending and assets purchased	8	8
Other	24	2
Assets derecognised - Redemptions and repayments	(19)	(24)
Assets derecognised - written off	(14)	(18)
Ending balance	218	237		£ 272
Net movement in the year	(19)	(35)
Charge/(release) to the Income Statement	(4)	(17)
Less: ECL relating to derecognised income	(2)
Recoveries net of collection costs	(2)	(4)
Income statement charge/(release) for the year	£ (8)	£ (21)

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.